Shareholder Accounts		Corporate Offices
c/o Ultimus Fund Solutions, LLC		801 West Ann Arbor Trail
P.O. Box 46707		Plymouth, MI 48170
Cincinnati, OH 45246		(734) 455-7777
1-888-726-0753	SCHWARTZ INVESTMENT TRUST

FILED VIA EDGAR

June 17, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Schwartz Investment Trust
File No. 333-204249 and 811-07148

Ladies and Gentlemen:

On behalf of Ave Maria Catholic Values Fund, a series of Schwartz Investment Trust (“Trust”), attached for filing under the Securities Act of 1933 is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.  The Registration Statement is being filed to register shares of Ave Maria Catholic Values Fund that would be issued to shareholders of Ave Maria Opportunity Fund series of Registrant.  The filing relates to the reorganization of the Ave Maria Opportunity Fund into the Ave Maria Catholic Values Fund.

A definitive information statement/prospectus will be filed and mailed to Ave Maria Opportunity Fund shareholders shortly after the effective date of this Registration Statement.

Please direct any questions concerning this filing to the undersigned at 513/587-3406.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary